Label	Element	Value
TIAA-CREF Lifestyle Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TIAA-CREF LIFESTYLE FUNDS

(series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 2
dated May 31, 2019, to the Statutory Prospectus
dated October 1, 2018

Effective immediately, the introductory paragraph in the “Fees and expenses” subsection of the “Summary information” section of each of the TIAA-CREF Lifestyle Funds is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, investors may be required to pay a commission to a broker-dealer or other financial intermediary on purchases and sales of Institutional Class or Advisor Class shares of the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Lifestyle Conservative Fund